UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2018

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Balanced Fund
(Institutional Class, Investor Class, Service Class and Class L)
Annual Report
December 31, 2018
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (866) 345-5954 or make elections online at www.fundreports.com to let the Fund know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The momentum established by capital markets in 2017 carried into early 2018 as stocks surged amid robust economic growth at home and abroad. The U.S. economy – still the world’s largest – grew at a moderate (if not particularly eye-popping) rate of 2.2% during the first quarter before accelerating to a very impressive 4.2% at mid-year as the impacts of the Trump tax cuts began to fully work their way through the economy. Global growth surged too, and was estimated at just below 4% by the International Monetary Fund in July, even as trade tensions and other, less visible dislocations began to mount.
By April, the number of available jobs in the U.S. exceeded the number of active job seekers – an extremely rare occurrence in the U.S. and a testament to exactly how robust economic growth had become. Meanwhile, consumer confidence held at or near all-time highs and corporate earnings growth topped 20% for three quarters in a row. Equity markets in the U.S. responded to all this optimism by marching higher almost without interruption through the first nine months of the year, while international markets lagged noticeably. As is typical in this kind of environment, growth stocks easily outpaced their value-oriented peers and smaller stocks beat large, owing at least in part to a willingness by investors to take on incremental equity market risk amid sustained economic expansion.
As is also typical, bond markets followed a somewhat different path. The Federal Reserve boosted the Federal Funds rate four times in 2018. However, this tendency was at least partially offset during the first nine months of 2018 by some of the same trends that had buoyed equity markets: namely, robust economic growth, strong corporate performance and very tame inflation. Credit spreads remained very tight, allowing the more credit-sensitive sectors of the bond market such as high-yield to perform reasonably well despite the Fed-sponsored upward pressure on rates.
Even though the economy remained on a reasonably firm footing, the market environment changed significantly during the final three months of the year. To be sure, investors were given a preview of what was to come in early February when a sudden surge in market volatility caused a sharp, week-long decline that took the S&P 500 Index roughly 8.5% lower in the space of just a few days. But that setback was short-lived and equity markets quickly resumed their advance, marching higher throughout the summer while bond markets largely held their own.
But then something changed. In early October, the double-digit gains earned by stocks during the first nine months of the year quickly gave way to double-digit losses. Unlike the February sell-off, this time the sell-off continued beyond just a few days, leaving equity markets in the red for 2018. Tech and discretionary stocks, which had been the market’s darlings all year, fell quickly out of favor while things like utilities and consumer staples stocks suddenly looked compelling. Equity investors’ long-standing preference for all things domiciled in the U.S. reversed itself as well, with foreign stocks weathering the downturn a little better than domestic stocks during the fourth quarter. Of course, the relative safety of bonds became the best place to be as investors tripped over themselves to shed equity risk, bidding bonds – particularly those in higher quality segments of the market and in the middle portion of the yield curve – higher in the process.
The causes of this sudden reversal are open to debate. Were investors finally reacting to the much-hyped trade war that began this spring between the US and China? Or had patience with the Fed’s slow but persistent tightening campaign finally run out? Maybe the fourth quarter’s change in direction had its roots in political discord in Washington, where the November midterms moved the U.S. from single-party rule to a split Congress even as the White House seemed to descend further into chaos.

Even more likely, it might simply be that the U.S. economy began sending mixed signals after years of uniformly upbeat performance, creating skepticism about the sustainability of the U.S. economic expansion as the positive impact of the tax cuts begins to wear off.
Regardless, the change in tone that developed during the fourth quarter was enough to move many of the market segments we monitor into the red for calendar year 2018. Exceptions were limited primarily to domestic fixed income markets, which weathered the increase in volatility well.
Looking forward, the list of uncertainties facing both the economy and capital markets has grown considerably since the end of last year. While economic growth remains moderate to strong here in the U.S., the outlook is somewhat less certain overseas. In particular, China and Europe appear to be decelerating, owing at least in part to political issues such as Brexit and the ongoing trade war between the US and China. A favorable resolution to both would go a long way toward restoring confidence in markets globally.
Meanwhile, the ongoing normalization of monetary policy by the world’s major central banks seems likely to continue, which will keep pressure on capital markets generally. For our part, we believe political problems like Brexit and the trade war are often over-emphasized by observers and are really important only for the impact they ultimately have on fundamentals. We also think issues like these can ultimately be solved in a way that avoids any lasting damage to the global financial system.
In closing, we are encouraged by the fact that volatility like we’ve seen in recent months is nothing new: we’ve been here before, and we would argue that in many ways today’s capital market environment simply represents a return to normalcy following years of extraordinarily accommodative policy made necessary by the severity of the Great Recession and the financial market crisis that preceded it. In any event, we will continue to manage your assets the same way we always have, diversifying across asset classes, investment styles (and even investment managers,) all with the goal of building portfolios capable of performing up to your expectations across a wide variety of market conditions.
For the annual period ended December 31, 2018, the Great-West SecureFoundation Balanced Fund (Institutional Class shares) returned -4.91% relative to -5.27% for the Wilshire 5000 Index and 0.01% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.03% (composite benchmark return was -4.94%).
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period November 13, 2009 (inception) through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	-4.91%	N/A	3.63%
Investor Class	-5.33%	4.15%	6.63%
Service Class	-5.43%	4.05%	6.52%
Class L	-5.54%	3.89%	5.75%
(a) Investor Class and Service Class inception date was November 13, 2009.
(b) Institutional Class inception date was May 1, 2015.
(c) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2018 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	34.67%
Large Cap Equity	22.22
International Equity	16.36
Mid Cap Equity	12.85
Small Cap Equity	8.97
Fixed Interest Contract	4.93
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 942.50	$1.08
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.12
Investor Class
Actual	$1,000.00	$ 940.20	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.91
Service Class
Actual	$1,000.00	$ 939.70	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.41
Class L
Actual	$1,000.00	$ 938.60	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.18
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class, 0.60% for the Investor Class, 0.70% for the Service Class, and 0.85% for the Class L shares multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
BOND MUTUAL FUNDS
27,981,510	Great-West Bond Index Fund Institutional Class(a)	$264,705,090

TOTAL BOND MUTUAL FUNDS — 34.68% (Cost $273,480,552)		$264,705,090
EQUITY MUTUAL FUNDS
11,243,800	Great-West International Index Fund Institutional Class(a)	97,146,435
20,004,566	Great-West S&P 500® Index Fund Institutional Class(a)	169,638,722
12,776,969	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	98,127,118
9,406,046	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	68,476,012
2,617,609	Northern Emerging Markets Equity Index Fund	27,825,186

TOTAL EQUITY MUTUAL FUNDS — 60.43% (Cost $540,255,707)		$461,213,473
Account Balance		Fair Value
FIXED INTEREST CONTRACT
37,637,400 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 37,637,400

TOTAL FIXED INTEREST CONTRACT — 4.93% (Cost $37,637,400)		$ 37,637,400
TOTAL INVESTMENTS — 100.04% (Cost $851,373,659)		$763,555,963
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (322,938)
TOTAL NET ASSETS — 100.00%		$763,233,025

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
Great-West SecureFoundation® Balanced Fund
ASSETS:
Investments at fair value, affiliated(a)	$735,730,777
Investments at fair value, unaffiliated(b)	27,825,186
Subscriptions receivable	524,187
Receivable for investments sold	1,336,764
Total Assets	765,416,914
LIABILITIES:
Payable for distribution fees	74,581
Payable for investments purchased	117,455
Payable for shareholder services fees	198,884
Payable to investment adviser	49,473
Redemptions payable	1,743,496
Total Liabilities	2,183,889
NET ASSETS	$763,233,025
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,935,053
Paid-in capital in excess of par	799,591,990
Total distributable earnings	(43,294,018)
NET ASSETS	$763,233,025
NET ASSETS BY CLASS
Investor Class	$263,181,562
Service Class	$63,352,885
Class L	$336,083,483
Institutional Class	$100,615,095
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Service Class	30,000,000
Class L	50,000,000
Institutional Class	20,000,000
Issued and Outstanding
Investor Class	21,492,463
Service Class	5,102,573
Class L	31,300,658
Institutional Class	11,454,832
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.25
Service Class	$12.42
Class L	$10.74
Institutional Class	$8.78
(a) Cost of investments, affiliated	$822,618,437
(b) Cost of investments, unaffiliated	$28,755,222
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
Great-West SecureFoundation® Balanced Fund
INVESTMENT INCOME:
Interest, affiliated	$575,307
Dividends, affiliated	20,178,070
Dividends, unaffiliated	750,149
Total Income	21,503,526
EXPENSES:
Management fees	763,947
Shareholder services fees – Investor Class	983,361
Shareholder services fees – Service Class	244,432
Shareholder services fees – Class L	1,110,389
Distribution fees – Service Class	69,645
Distribution fees – Class L	791,213
Total Expenses	3,962,987
Less management fees waived	191,486
Net Expenses	3,771,501
NET INVESTMENT INCOME	17,732,025
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	8,264,572
Net realized gain on investments, unaffiliated	928,155
Realized gain distributions received, affiliated	53,768,168
Net Realized Gain	62,960,895
Net change in unrealized depreciation on investments, affiliated	(119,153,529)
Net change in unrealized depreciation on investments, unaffiliated	(5,908,880)
Net Change in Unrealized Depreciation	(125,062,409)
Net Realized and Unrealized Loss	(62,101,514)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(44,369,489)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West SecureFoundation® Balanced Fund	2018	2017
OPERATIONS:
Net investment income	$17,732,025	$13,305,273
Net realized gain	62,960,895	23,407,071
Net change in unrealized appreciation (depreciation)	(125,062,409)	37,162,391
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,369,489)	73,874,735
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(16,686,520)	(10,966,849) (a)
Service Class	(3,897,518)	(2,659,042) (b)
Class L	(22,833,912)	(10,652,607) (c)
Institutional Class	(9,362,476)	(4,224,061) (d)
From Net Investment Income and Net Realized Gains	(52,780,426)	(28,502,559)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	48,182,330	68,050,989
Service Class	26,477,077	21,147,257
Class L	112,402,310	91,805,791
Institutional Class	53,304,531	41,283,227
Shares issued in reinvestment of distributions
Investor Class	16,686,520	10,966,849
Service Class	3,897,518	2,659,042
Class L	22,833,912	10,652,607
Institutional Class	9,362,476	4,224,061
Shares redeemed
Investor Class	(54,722,660)	(41,091,089)
Service Class	(32,396,790)	(25,028,143)
Class L	(25,964,194)	(19,976,473)
Institutional Class	(20,189,661)	(16,627,487)
Net Increase in Net Assets Resulting from Capital Share Transactions	159,873,369	148,066,631
Total Increase in Net Assets	62,723,454	193,438,807
NET ASSETS:
Beginning of year	700,509,571	507,070,764
End of year	$763,233,025	$700,509,571
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,522,367	5,099,192
Service Class	1,910,369	1,559,419
Class L	9,264,992	7,736,706
Institutional Class	5,248,593	4,169,827
Shares issued in reinvestment of distributions
Investor Class	1,296,961	807,642
Service Class	298,656	193,554
Class L	2,023,884	884,765
Institutional Class	1,008,925	418,976
Shares redeemed
Investor Class	(3,989,946)	(3,060,000)
Service Class	(2,327,692)	(1,858,610)
Class L	(2,159,225)	(1,680,563)
Institutional Class	(2,009,079)	(1,657,461)
Net Increase	14,088,805	12,613,447
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $5,160,473 and net realized gains of $5,806,376. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from the Service Class consisted of net investment income of $1,191,286 and net realized gains of $1,467,756. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $4,796,324 and net realized gains of $5,856,283. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(d)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $2,225,853 and net realized gains of $1,998,208. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2018	$13.77	0.31	(1.02)	(0.71)	(0.27)	(0.54)	(0.81)	$12.25	(5.33%)
12/31/2017	$12.69	0.29	1.34	1.63	(0.26)	(0.29)	(0.55)	$13.77	12.94%
12/31/2016	$12.14	0.28	0.77	1.05	(0.24)	(0.26)	(0.50)	$12.69	8.73%
12/31/2015	$12.76	0.27	(0.35)	(0.08)	(0.22)	(0.32)	(0.54)	$12.14	(0.66%)
12/31/2014	$12.53	0.27	0.50	0.77	(0.21)	(0.33)	(0.54)	$12.76	6.13%
Service Class
12/31/2018	$13.94	0.30	(1.03)	(0.73)	(0.25)	(0.54)	(0.79)	$12.42	(5.43%)
12/31/2017	$12.83	0.27	1.36	1.63	(0.23)	(0.29)	(0.52)	$13.94	12.84%
12/31/2016	$12.26	0.25	0.79	1.04	(0.21)	(0.26)	(0.47)	$12.83	8.60%
12/31/2015	$12.86	0.21	(0.30)	(0.09)	(0.19)	(0.32)	(0.51)	$12.26	(0.73%)
12/31/2014	$12.62	0.21	0.55	0.76	(0.19)	(0.33)	(0.52)	$12.86	6.00%
Class L
12/31/2018	$12.18	0.27	(0.92)	(0.65)	(0.25)	(0.54)	(0.79)	$10.74	(5.54%)
12/31/2017	$11.29	0.25	1.16	1.41	(0.23)	(0.29)	(0.52)	$12.18	12.64%
12/31/2016	$10.88	0.28	0.62	0.90	(0.23)	(0.26)	(0.49)	$11.29	8.36%
12/31/2015	$11.50	0.25	(0.35)	(0.10)	(0.20)	(0.32)	(0.52)	$10.88	(0.87%)
12/31/2014	$11.33	0.18	0.49	0.67	(0.17)	(0.33)	(0.50)	$11.50	5.92%
Institutional Class
12/31/2018	$10.15	0.29	(0.77)	(0.48)	(0.35)	(0.54)	(0.89)	$ 8.78	(4.91%)
12/31/2017	$ 9.52	0.27	0.98	1.25	(0.33)	(0.29)	(0.62)	$10.15	13.27%
12/31/2016	$ 9.25	0.34	0.48	0.82	(0.29)	(0.26)	(0.55)	$ 9.52	9.08%
12/31/2015 (e)	$10.00	0.23	(0.52)	(0.29)	(0.26)	(0.20)	(0.46)	$ 9.25	(3.00%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2018	$263,182	0.45%	0.42%	2.28%	18%
12/31/2017	$284,473	0.45%	0.42%	2.19%	9%
12/31/2016	$226,067	0.45%	0.43%	2.25%	11%
12/31/2015	$140,210	0.36%	0.34%	2.08%	13% (i)
12/31/2014	$ 70,113	0.10%	0.10%	2.09%	13%
Service Class
12/31/2018	$ 63,353	0.55%	0.52%	2.17%	18%
12/31/2017	$ 72,766	0.55%	0.52%	2.02%	9%
12/31/2016	$ 68,347	0.55%	0.53%	2.00%	11%
12/31/2015	$ 55,585	0.43%	0.41%	1.63%	13% (i)
12/31/2014	$ 60,352	0.20%	0.20%	1.63%	13%
Class L
12/31/2018	$336,083	0.70%	0.67%	2.24%	18%
12/31/2017	$270,098	0.70%	0.68%	2.07%	9%
12/31/2016	$171,966	0.70%	0.68%	2.50%	11%
12/31/2015	$ 62,597	0.63%	0.61%	2.16%	13% (i)
12/31/2014	$ 19,240	0.35%	0.35%	1.55%	13%
Institutional Class
12/31/2018	$100,615	0.10%	0.07%	2.84%	18%
12/31/2017	$ 73,172	0.10%	0.08%	2.65%	9%
12/31/2016	$ 40,692	0.10%	0.08%	3.54%	11%
12/31/2015 (e)	$ 1,493	0.10% (j)	0.07% (j)	3.50% (j)	13% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
(j)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West SecureFoundation® Balanced Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.
The Fund offers four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Annual Report - December 31, 2018

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2018, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2018 and 2017 were as follows:
	2018	2017
Ordinary income	$17,436,093	$13,365,122
Long-term capital gain	35,344,333	15,137,437
	$52,780,426	$28,502,559
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Annual Report - December 31, 2018

Undistributed net investment income	$—
Undistributed long-term capital gains	48,219,980
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(91,513,998)
Tax composition of capital	$(43,294,018)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2018 were as follows:
Federal tax cost of investments	$855,069,961
Gross unrealized appreciation on investments	0
Gross unrealized depreciation on investments	(91,513,998)
Net unrealized depreciation on investments	$(91,513,998)
Application of Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. The Fund has evaluated the impact of ASU No. 2018-13 and has adopted the changes into these financial statements. These changes are reflected in Note 1.
In October 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. The Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund's adoption of those amendments, effective with the financial statements prepared as of December 31, 2018, had no effect on the Fund's financial position or the results of its operations.
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the Fund’s average daily net assets of the Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. The Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount the Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds, and to reduce its management fee by an amount equal to the difference between the shareholder services fees charged by GWL&A and any compensation received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class, Service Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2018

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $990,000 for the year ended December 31, 2018.
The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following table is a summary of the transactions for each underlying investment during the year ended December 31, 2018, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 12/31/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	27,981,510	$245,748,667	$70,178,555	$46,001,160	$ (2,191,685)	$ (5,220,972)	$ 7,915,977	$264,705,090	34.68%
					(2,191,685)	(5,220,972)	7,915,977	264,705,090	34.68
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	11,243,800	77,157,395	47,095,130	8,023,343	718,627	(19,082,747)	2,766,044	97,146,435	12.73
Great-West S&P 500® Index Fund Institutional Class	20,004,566	181,821,368	82,910,412	45,063,681	8,635,093	(50,029,377)	5,207,295	169,638,722	22.23
Great-West S&P Mid Cap 400® Index Fund Institutional Class	12,776,969	76,914,220	55,477,657	8,303,087	244,679	(25,961,672)	2,422,869	98,127,118	12.86
Great-West S&P Small Cap 600® Index Fund Institutional Class	9,406,046	62,897,569	35,141,119	10,703,915	857,858	(18,858,761)	1,865,885	68,476,012	8.97
					10,456,257	(113,932,557)	12,262,093	433,388,287	56.79
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	37,637,400	35,040,868	8,356,185	6,334,960	-	-	575,307	37,637,400	4.93
					0	0	575,307	37,637,400	4.93
				Total	$ 8,264,572	$(119,153,529)	$20,753,377	$735,730,777	96.40%
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investments were $314,651,901 and $136,601,063, respectively.
4.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2018

5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2018, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. On September 18, 2018, the Board of Directors approved the merger of the Great-West SecureFoundation® Lifetime 2015 Fund (Target Fund) into the Great-West SecureFoundation® Balanced Fund (Acquiring Fund), with an effective date on or about April 12, 2019. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.

Annual Report - December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West SecureFoundation® Balanced Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 22, 2019
We have served as the auditor of one or more Great-West investment companies since 1982.

6.  TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $305,658 and has derived gross income from sources within foreign countries amounting to $4,104,096.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2018, 44% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 75	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	65	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 75	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	65	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	65	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	65	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 55	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	65	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 62	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 44	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 51	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 37	Senior Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 51	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 43	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a sub-adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, the sub-adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a sub-adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a sub-adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $834,600 for fiscal year 2017 and $1,059,880 for fiscal year 2018.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $50,000 for fiscal year 2017 and $60,000 for fiscal year 2018. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2017 and $0 for fiscal year 2018.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2017 equaled $1,480,500 and for fiscal year 2018 equaled $1,167,000.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on March 1, 2017 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 22, 2019